Basis of Presentation and Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Basis of Consolidation

Basis of Consolidation: The accompanying interim consolidated financial information as of June 30, 2016, for the three months ended June 30, 2016, the periods from February 10, 2016 to June 30, 2016, from January 1, 2016 to February 10, 2016 and the three and six months ended June 30, 2015 has been prepared without audit, pursuant to the rules and regulations of the SEC and includes our accounts and those of our majority owned subsidiaries and VIEs discussed below. All significant intercompany transactions and accounts have been eliminated. They reflect all adjustments which are, in the opinion of management, necessary for a fair presentation of the financial position and results of operations for the interim periods, on a basis consistent with the annual audited financial statements (except for the impact of the application of fresh-start accounting). Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) have been condensed or omitted pursuant to the rules and regulations of the SEC, although we believe that the disclosures made are adequate to provide for fair presentation. The balance sheet at December 31, 2015 is derived from our December 31, 2015 audited financial statements. These interim financial statements should be read in conjunction with the financial statements and the notes thereto included in our Annual Report on Form 10-K for the year ended December 31, 2015 though, as described below, such prior financial statements may not be comparable to our interim financial statements due to the adoption of fresh-start accounting upon emergence from bankruptcy. The results of operations for the interim periods are not necessarily indicative of the operating results for the full fiscal year or any future periods.

In connection with our bankruptcy filing, we were subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 852 Reorganizations (“ASC 852”). All expenses, realized gains and losses and provisions for losses directly associated with the bankruptcy proceedings were classified as “reorganization items” in the consolidated statements of operations. Certain pre-petition liabilities subject to Chapter 11 proceedings were considered as LSTC on the Petition Date and just prior to our emergence from bankruptcy on the Effective Date. The LSTC classification distinguished such liabilities from the liabilities that were not expected to be compromised and liabilities incurred post-petition.

ASC 852 requires that subsequent to the Petition Date, expenses, realized gains and losses and provisions for losses that can be directly associated with the reorganization of the business be reported separately as reorganization items in the consolidated statements of operations. We were required to distinguish pre-petition liabilities subject to compromise from those that are not and post-petition liabilities in our balance sheet. Liabilities that were subject to compromise were reported at the amounts expected to be allowed by the Bankruptcy Court, even if they were settled for lesser amounts as a result of the Reorganization Plan.

Upon emergence from bankruptcy on the Effective Date, we adopted fresh-start accounting in accordance with ASC 852, which resulted in the Company becoming a new entity for financial reporting purposes. Upon adoption of fresh-start accounting, our assets and liabilities were recorded at their fair values as of the Effective Date. The Effective Date fair values of our assets and liabilities differed materially from the recorded values of our assets and liabilities as reflected in our historical consolidated balance sheets. The effects of the Reorganization Plan and the application of fresh-start accounting were reflected in our consolidated financial statements as of February 10, 2016 and the related adjustments thereto were recorded in our consolidated statements of operations as reorganization items for the period January 1 to February 10, 2016.

As a result, our consolidated balance sheets and consolidated statement of operations subsequent to the Effective Date will not be comparable to our consolidated balance sheets and statements of operations prior to the Effective Date. Our consolidated financial statements and related notes are presented with a black line division which delineates the lack of comparability between amounts presented on or after February 10, 2016 and dates prior. Our financial results for future periods following the application of fresh-start accounting will be different from historical trends and the differences may be material.

References to “Successor” relate to the Company on and subsequent to the Effective Date. References to “Predecessor” refer to the Company prior to the Effective Date. The consolidated financial statements of the Successor have been prepared assuming that the Company will continue as a going concern and contemplate the realization of assets and the satisfaction of liabilities in the normal course of business.

In addition to the consolidation of our majority owned subsidiaries, we also consolidate variable interest entities (“VIEs”) when we are determined to be the primary beneficiary of a VIE. Determination of the primary beneficiary of a VIE is based on whether an entity has (1) the power to direct activities that most significantly impact the economic performance of the VIE and (2) the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. Our determination of the primary beneficiary of a VIE considers all relationships between us and the VIE. We consolidated these entities in our Predecessor consolidated financial statements because we determined that they were VIEs and that we were the primary beneficiary. These VIEs, who were subsidiaries of VDC, guarantors of our pre-petition debt and were part of the Reorganization Plan, became our subsidiaries upon emergence from bankruptcy on the Effective Date. The following table summarizes the net effect of consolidating these entities on our Predecessor consolidated statement of operations.

	Predecessor
	Period from January 1, 2016 to February 10, 2016	Three Months Ended June 30, 2015	Six Months Ended June 30, 2015
(in thousands)
Revenue	$1,219	$5,372	$11,102
Operating costs and expenses	1,240	4,757	9,834
Income before taxes	22	551	1,291
Income tax provision	991	74	624
Net income (loss) attributable to noncontrolling interests	(969)	477	667

Cash and Cash Equivalents	Cash and Cash Equivalents: Includes deposits with financial institutions as well as short-term money market instruments with maturities of three months or less when purchased.
Inventory	Inventory: Consists of materials, consumables, spare parts and related supplies for our drilling rigs and is carried at the lower of average cost or market.
Property and Equipment

Property and Equipment: Consists of the costs of our drilling rigs, furniture and fixtures, computer equipment and capitalized costs for computer software. Drilling rigs are depreciated on a component basis over estimated useful lives ranging from five to thirty-five years on a straight-line basis as of the date placed in service. Other assets are depreciated upon placement in service over estimated useful lives ranging from three to seven years on a straight-line basis. When assets are sold, retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts and a gain or loss is recognized.

We evaluate the realization of property and equipment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. An impairment loss on our property and equipment exists when estimated undiscounted cash flows expected to result from the use of the asset and its eventual disposition are less than its carrying amount. Any impairment loss recognized w ould represent the excess of the asset’s carrying value over the estimated fair value.

Interest costs and the amortization of debt financing costs related to the financings of our drilling rigs are capitalized as part of the cost while they are under construction and prior to the commencement of each vessel’s first contract. We did not capitalize any interest for the reported periods.

Debt Financing Costs

Debt Financing Costs: Costs incurred with debt financings are deferred and amortized over the term of the related financing facility on a straight-line basis which approximates the interest method. Debt issuance costs related to a recognized debt liability are presented in the consolidated balance sheet as a direct deduction from the carrying amount of that debt liability.

Revenue

Revenue: Revenue is recognized as services are performed based on contracted dayrates and the number of operating days during the period.

In connection with a customer contract, we may receive lump-sum fees for the mobilization of equipment and personnel or the demobilization of equipment and personnel upon completion. Mobilization fees received and costs incurred to mobilize a rig from one geographic market to another pursuant to a contract are deferred and recognized on a straight-line basis over the term of such contract, excluding any option periods. Costs incurred to mobilize a rig without a contract are expensed as incurred. Fees or lump-sum payments received for capital improvements to rigs are deferred and amortized to income over the term of the related drilling contract. The costs of such capital improvements are capitalized and depreciated over the useful lives of the assets. Upon completion of drilling contracts, any demobilization fees received are recorded as revenue. We record reimbursements from customers for rebillable costs and expenses as revenue and the related direct costs as operating expenses.

Rig and Equipment Certifications

Rig and Equipment Certifications: We are required to obtain regulatory certifications to operate our drilling rigs and certain specified equipment and must maintain such certifications through periodic inspections and surveys. The costs associated with these certifications, including drydock costs, are deferred and amortized over the corresponding certification periods.

Income Taxes

Income Taxes: Income taxes are provided for based upon the tax laws and rates in effect in the countries in which operations are conducted and income is earned. Deferred income tax assets and liabilities are computed for differences between the financial statement basis and tax basis of assets and liabilities that will result in future taxable or deductible amounts and are based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred income tax assets to the amount expected to be realized. We recognize interest and penalties related to income taxes as a component of income tax expense.

We early adopted the provisions of ASU 2015-17 effective January 1, 2016 and have retrospectively applied its provisions to all periods presented in our Consolidated Financial Statements. ASU 2015-17 requires companies to classify all deferred tax assets and liabilities as non-current on the balance sheet instead of separating deferred taxes into current and non-current amounts. Application of ASU 2015-17 did not have a material impact on our consolidated financial statements.

Concentrations of Credit Risk

Concentrations of Credit Risk: Financial instruments that potentially subject us to a significant concentration of credit risk consist primarily of cash and cash equivalents, restricted cash and accounts receivable. We maintain deposits in federally insured financial institutions in excess of federally insured limits. We monitor the credit ratings and our concentration of risk with these financial institutions on a continuing basis to safeguard our cash deposits. Some of our restricted cash is invested in certificates of deposit. We have a limited number of key customers, who are primarily large international oil and gas operators, national oil companies and other international oil and gas companies. Our contracts provide for monthly billings as services are performed and we monitor compliance with contract payment terms on an ongoing basis. Outstanding receivables beyond payment terms are promptly investigated and discussed with the specific customer. We did not have an allowance for doubtful accounts as of June 30, 2016 or December 31, 2015.

Use of Estimates

Use of Estimates: The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. On an ongoing basis, we evaluate our estimates, including those related to property and equipment, income taxes, insurance, employee benefits and contingent liabilities. Actual results could differ from these estimates.

Fair Value of Financial Instruments

Fair Value of Financial Instruments: The fair value of our short-term financial assets and liabilities approximates the carrying amounts represented in the balance sheet principally due to the short-term nature or floating rate nature of these instruments. At December 31, 2015, the fair value of the 7.125% Senior Notes and the 7.5% Senior Notes was approximately $15.7 million and $23.5 million, respectively, based on quoted market prices, a Level 1 measurement. These notes are classified as LSTC as of December 31, 2015 and were discharged under the Reorganization Plan on the Effective Date. See “ Note 5. Debt “ for the fair value of our post-petition bankruptcy debt.

Recent Accounting Standards

Recent Accounting Standards: In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers. ASU No. 2014-09 supersedes most of the existing revenue recognition requirements in U.S. GAAP, including industry-specific guidance. The ASU is based on the principle that revenue is recognized when an entity transfers promised goods and services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The new standard also requires significant additional disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. ASU No. 2014-09 is effective for annual reporting periods beginning afte r December 15, 2017, and interim periods within those years, using either a full or a modified retrospective application approach.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842): Amendments to the FASB Accounting Standards Codification, to increase transparency and comparability among organizations by recognizing lease assets and liabilities on the balance sheet and disclosing key information about leasing arrangements. Under these amendments, lessees are required to recognize lease assets and lease liabilities for leases classified as operating leases under ASC 840. ASU No. 2016-02 is effective for financial statements issued for fiscal years beginning after December 15, 2018, and early adoption is permitted.

In March 2016, the FASB issued ASU No. 2016-09, Compensation – Stock Compensation (Topic 718). The pronouncement was issued to simplify the accounting for share-based payment transactions, including income tax consequences, the classification of awards as either equity or liabilities, and the classification on the statement of cash flows. ASU No. 2016-09 is effective for reporting periods beginning after December 15, 2016.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326). ASU No. 2016-13 was issued to provide more decision-useful information about the expected credit losses on financial instruments and changes the loss impairment methodology. ASU No. 2016-13 is effective for reporting periods beginning after December 15, 2019 using a modified retrospective adoption method. A prospective transition approach is required for debt securities for which an other-than-temporary impairment had been recognized before the effective date.

We are evaluating the provisions of ASU No. 2016-02, ASU No. 2016-09, ASU No. 2016-13 and ASU No. 2014-09 and have not yet determined the impact of these ASUs on our financial position, results of operations or cash flows.

Predecessor
Basis of Consolidation

Basis of Consolidation: The accompanying consolidated financial information as of December 31, 2015 and 2014 and for the two years ended December 31, 2015 has been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) and include our accounts and those of our majority owned subsidiaries. All significant intercompany transactions and accounts have been eliminated. Certain previously reported amounts have been reclassified to conform to the current year presentation.

In addition to the consolidation of our majority owned subsidiaries, we also consolidate variable interest entities (“VIEs”) when we are determined to be the primary beneficiary. Determination of the primary beneficiary of a VIE is based on whether an entity has (1) the power to direct activities that most significantly impact the economic performance of the VIE and (2) the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. Our determination of the primary beneficiary of a VIE considers all relationships between us and the VIE. Certain subsidiaries of VDC, who are guarantors of our pre-petition debt, were part of the Reorganization Plan discussed above and became our subsidiaries upon emergence on February 10, 2016. We have consolidated these entities in our consolidated financial statements as of December 31, 2015, 2014 and 2013 and for the two years ended December 31, 2015 because we determined that they were VIEs and that we were the primary beneficiary. The following table summarizes the net effect of consolidating these entities on our consolidated statement of operations.

	Year Ended December 31,
	2015	2014	2013
	(In thousands)
Revenue	$21,791	$24,798	$24,818
Operating costs and expenses	19,850	22,392	22,753
Income before taxes	2,206	2,688	2,144
Income tax provision (benefit)	(2,830)	2,431	2,607
Net income (loss) attributable to noncontrolling interests	5,036	257	(463)

Cash and Cash Equivalents		Cash and Cash Equivalents: Includes deposits with financial institutions as well as short-term money market instruments with maturities of three months or less when purchased.
Inventory		Inventory: Consists of materials, spare parts, consumables and related supplies for our drilling rigs and is carried at the lower of average cost or market.
Property and Equipment

Property and Equipment: Consists of our drilling rigs, furniture and fixtures, computer equipment and capitalized costs for computer software. Drilling rigs are depreciated on a component basis over estimated useful lives ranging from five to thirty-five years on a straight-line basis as of the date placed in service. Other assets are depreciated upon placement in service over estimated useful lives ranging from three to seven years on a straight-line basis. When assets are sold, retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts and a gain or loss is recognized.

Interest costs and the amortization of debt financing costs related to the financings of our drilling rigs are capitalized as part of the cost while they are under construction and prior to the commencement of each vessel’s first contract. We did not capitalize any interest for the years ended December 31, 2015 and 2014. We capitalized $6.2 million of interest and amortization costs in the year ended December 31, 2013. We evaluate the realization of property and equipment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. An impairment loss on our property and equipment exists when estimated undiscounted cash flows expected to result from the use of the asset and its eventual disposition are less than its carrying amount. Any impairment loss recognized would represent the excess of the asset’s carrying value over the estimated fair value.

The rapid and significant decline in oil prices, coupled with steep capital budget cuts by exploration and production companies and the significant number of newbuild ultra-deepwater floaters and jackups deliveries scheduled for 2016 and 2017, required us to undertake an analysis of recoverability of the carrying value of our drilling rigs as of December 31, 2015 and 2014. The results of the analysis indicated that the estimated undiscounted future cash flows exceeded the carrying values of our drilling rigs.

Debt Financing Costs

Debt Financing Costs: Costs incurred with debt financings are deferred and amortized over the term of the related financing facility on a straight line basis which approximates the interest method. As we make open market purchases to retire debt or discretionary debt payments, we recognize as an expense a proportionate amount of the related deferred financing costs. The $31.4 million of deferred financing costs associated with debt that is subject to compromise was written-off as reorganization items in the accompanying consolidated statement of operations.

Revenue

Revenue: Revenue is recognized as services are performed based on contracted dayrates and the number of operating days during the period.

In connection with a customer contract, we may receive lump-sum fees for the mobilization of equipment and personnel or the demobilization of equipment and personnel upon completion. Mobilization fees received and costs incurred to mobilize a rig from one geographic market to another are deferred and recognized on a straight-line basis over the term of such contract, excluding any option periods. Costs incurred to mobilize a rig without a contract are expensed as incurred. Fees or lump-sum payments received for capital improvements to rigs are deferred and amortized to income over the term of the related drilling contract. The costs of such capital improvements are capitalized and depreciated over the useful lives of the assets. Upon completion of drilling contracts, any demobilization fees received are recorded as revenue. We record reimbursements from customers for rebillable costs and expenses as revenue and the related direct costs as operating expenses.

Rig and Equipment Certifications

Rig and Equipment Certifications: We are required to obtain regulatory certifications to operate our drilling rigs and certain specified equipment and must maintain such certifications through periodic inspections and surveys. The costs associated with these certifications, including drydock costs, are deferred and amortized over the corresponding certification periods.

Income Taxes

Income Taxes: Income taxes are provided for based upon the tax laws and rates in effect in the countries in which operations are conducted and income is earned. Deferred income tax assets and liabilities are computed for differences between the financial statement basis and tax basis of assets and liabilities that will result in future taxable or deductible amounts and are based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred income tax assets to the amount expected to be realized. We recognize interest and penalties related to income taxes as a component of income tax expense.

Concentrations of Credit Risk

Concentrations of Credit Risk: Financial instruments that potentially subject us to a significant concentration of credit risk consist primarily of cash and cash equivalents, restricted cash and accounts receivable. We maintain deposits in federally insured financial institutions in excess of federally insured limits. We monitor the credit ratings and our concentration of risk with these financial institutions on a continuing basis to safeguard our cash deposits. Some of our restricted cash is invested in certificates of deposits. We have a limited number of key customers, who are primarily large international oil and gas operators, national oil companies and other international oil and gas companies. Our contracts provide for monthly billings as services are performed and we monitor compliance with contract payment terms on an ongoing basis. Outstanding receivables beyond payment terms are promptly investigated and discussed with the specific customer. We do not have an allowance for doubtful accounts on our trade receivables as of December 31, 2015 and 2014.

Use of Estimates

Use of Estimates: The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments

Fair Value of Financial Instruments: The fair value of our short-term financial assets and liabilities approximates the carrying amounts represented in the balance sheets principally due to the short-term or floating rate nature of these instruments. At December 31, 2015, the fair value of the 7.125% Senior Notes and the 7.5% Senior Notes discussed below under “Note 3. Debt” was approximately $15.7 million and $23.5 million, respectively, based on quoted market prices, a Level 1 measurement. These notes are classified as Liabilities Subject to Compromise as of December 31, 2015.

Recent Accounting Standards

Recent Accounting Standards: In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers. The ASU supersedes most of the existing revenue recognition requirements in U.S. GAAP, including industry-specific guidance. The ASU is based on the principle that revenue is recognized when an entity transfers promised goods and services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The new standard also requires significant additional disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. The ASU is effective for annual reporting periods beginning after December 15, 2017, and interim periods within those years, using either a full or a modified retrospective application approach. We are beginning the process of evaluating the impact that the pronouncement will have on our consolidated financial statements and related disclosures.

In August 2014, the FASB issued ASU No. 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (“ASU 2014-15”). ASU 2014-15 requires management to assess an entity’s ability to continue as a going concern and to provide related footnote disclosures in certain circumstances. The standard is effective for annual periods ending after December 15, 2016, and for annual and interim reporting periods thereafter, with early adoption permitted. We will adopt the accounting standard on December 31, 2016. We are still evaluating the provisions of ASU 2014-15 and assessing the impact it may have on our consolidated financial statements.

In April 2015, the FASB issued ASU No. 2015-03, Interest-Imputation of Interest (Subtopic 835-30), Simplifying the Presentation of Debt Issuance Costs. This ASU requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The recognition and measurement of debt issuance costs are not affected by the amendments in this ASU. The standard is effective for financial statements issued for fiscal years beginning after December 15, 2015 and interim periods within those fiscal years. Early adoption on a retrospective basis of this standard is permitted for financial statements that have not been previously issued. We will adopt this accounting standard on January 1, 2016 and it will only have a presentation impact on our consolidated financial statements.

In July 2015, the FASB issued ASU 2015-11, Inventory (Topic 330), Simplifying the Measurement of Inventory. This ASU changes the measurement principle for inventory from the lower of cost or market to “lower of cost and net realizable value.” The standard simplifies the current guidance under which an entity must measure inventory at the lower of cost or market (market in this context is defined as (i) replacement cost, (ii) net realizable value or (iii) net realizable value less an approximately normal profit margin). Net realizable value is defined as the “estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation.” The guidance is effective for fiscal years beginning after December 15, 2016, including interim periods thereafter, and must be applied prospectively after the date of adoption. We have not completed our review of this new requirement to determine the impact of this guidance on our financial statements.

In November 2015, the FASB issued ASU 2015-17, Income Taxes (Topic 740), Balance Sheet Classification of Deferred Taxes, which requires companies to classify all deferred tax assets and liabilities as non-current on the balance sheet instead of separating deferred taxes into current and non-current amounts. The guidance is effective for fiscal years beginning after December 15, 2016, including interim periods thereafter, with early adoption permitted and either with prospective or retrospective application permitted. We do not expect this new guidance to have a material impact on our financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842): Amendments to the FASB Accounting Standards Codification, to increase transparency and comparability among organizations by recognizing lease assets and liabilities on the balance sheet and disclosing key information about leasing arrangements. Under these amendments, lessees are required to recognize lease assets and lease liabilities for leases classified as operating leases under ASC 840. The guidance is effective for financial statements issued for fiscal years beginning after December 15, 2018, and early adoption is permitted. We are beginning the process of evaluating the impact that this update will have on our consolidated financial statements.

Bankruptcy Accounting Guidance

Bankruptcy Accounting Guidance: In connection with our bankruptcy filing on December 3, 2015, VDI was subject to the requirements of ASC 852. ASC 852 generally does not change the manner in which financial statements are prepared, however it does require that the financial statements distinguish transactions and events that are directly associated with the reorganization from the ongoing operations of the business. Revenues, expenses, realized gains and losses and provisions for losses that can be directly associated with the reorganization of the business must be reported separately as reorganization items in the consolidated statements of operations. We are required to distinguish pre-petition liabilities subject to compromise from those that are not and post-petition liabilities in our balance sheet. Liabilities that may be affected by the plan of reorganization must be reported at the amounts expected to be allowed by the Bankruptcy Court, even if they may be settled for lesser amounts as a result of the plan of reorganization.

In connection with the emergence from bankruptcy, we believe we will qualify for fresh-start accounting. Upon adoption of fresh-start accounting, our assets and liabilities will be recorded at their fair value as of the fresh-start reporting date or emergence date. The fair values of our assets and liabilities as of that date may differ materially from the recorded values of our assets and liabilities as reflected in its historical consolidated financial statements. In addition, the adoption of fresh-start accounting may materially affect the results of operations following the fresh-start reporting dates, as we will have a new basis in our assets and liabilities. Consequently, our historical financial statements are not reliable indicators of our financial condition and results of operations for any period after we adopt fresh-start accounting.